

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                            STATEMENT OF INVESTMENTS
                          SHORT INTERMEDIATE PORTFOLIO
                                  June 30, 1998
                                   (Unaudited)


     FACE                                                    BOND RATING
    AMOUNT                                                   MOODY'S/S&P        MARKET VALUE
    ------                                                   -----------        ------------
            CERTIFICATES OF PARTICIPATION 9.13%
            -----------------------------------
$  20,000   Aims Junior College District,
            6.40%, 12/01/98                                      A3/NR          $  20,197
   10,000   Conejos & Alamosa County School District, RE1J,
            7.40%, 12/01/10                                      NR/AA-            10,647
  100,000   El Paso County School District, 38,
            6.25%, 12/01/01                                       A/A2            104,402
                                                                                ---------

TOTAL CERTIFICATES OF
   PARTICIPATION
    (Cost $135,454)                                                               135,246
                                                                                ---------

            ESCROWED IN U.S. GOVERNMENT SECURITIES 4.25%
            --------------------------------------------
    5,000   Arapahoe County, Single Family Mtg.,
            Zero Coupon, 09/01/10                               NR/AAA              2,834
   50,000   Pueblo County, Hospital Facilities,
            7.50%, 09/01/01                                      NR/NR             51,902
   20,000   Thornton, Prerefunded Cap Appreciation,
            Zero Coupon, 12/01/10                              Aaa/AAA              8,174
                                                                                ---------

TOTAL ESCROWED IN U.S.
   GOVERNMENT SECURITIES
      (Cost $ 62,727)                                                              62,910
                                                                                ---------

            GENERAL OBLIGATION BONDS 23.94%
            -------------------------------
            COUNTY/CITY/SPECIAL DISTRICT/SCHOOL DISTRICT 23.94%
            ---------------------------------------------------
   85,000   Boulder Valley School District RE-2,
            6.25%, 10/15/08                                     Aa3/AA             90,648
   10,000   Castle Pines Met District Ref,
            7.625%, 12/01/15                                   Aaa/AAA             10,786
  175,000   Jefferson County School District R-001,
            5.00%, 12/15/04                                    Aaa/AAA            182,191
   50,000   Weld County School District 6,
            4.20%, 12/15/99                                    Aa3/AA-             50,315
   20,000   Winter Park West Water & Sanitation,
            9.25%, 12/01/06                                    NR/NR               20,490
                                                                                ---------
TOTAL GENERAL OBLIGATION BONDS
     (Cost $350,838)                                                              354,430
                                                                                ---------



             REVENUE BONDS  60.25%
             ---------------------
             HOSPITAL  28.69%
             ----------------
   25,000    Colorado Health Facilities, Craig Hospital
             4.90%, 12/01/03                                            A2/NR      25,711
  100,000    Colorado Health Facilities, Lutheran Medical Center
             7.15%, 10/01/00                                            A1/A+     105,012
  295,000    Colorado Health Facilities, Natl Benevolent Assn.,
             4.60%, 02/01/03                                           Baa1/NR    294,086
                                                                                ---------
                                                                                  424,809
                                                                                ---------



             HOUSING  10.67%
             ---------------
  100,000    Colorado Housing Finance Authority Ser 91A,
             6.20%, 11/01/99                                            Aa1/AA+   102,091
   20,000    Colorado Housing Finance Authority Ser AA,
             5.05%, 11/01/07                                            Aa1/AA+    20,356
   35,000    Pueblo County Single Family Mtg.,
             6.30%, 06/01/03                                             NR/AA-    35,527
                                                                                ---------
                                                                                  157,974
                                                                                ---------


             INDUSTRIAL DEVELOPMENT 5.04%
             ----------------------------
   70,000    Boulder County Indl Dev- May Dept Stores,
             6.25%, 09/01/07                                              NR/A     74,550
                                                                                ---------



             SPECIAL TAX 15.85%
             ------------------
  235,000    Denver, City & County Excise Tax,
             5.00%, 11/01/08                                             A1/AAA   234,716
                                                                                ---------
   TOTAL REVENUE BONDS
      (Cost $891,155)                                                             892,049
                                                                                ---------

   23,110    MUTUAL FUNDS  1.56%
   -----------------------------
             Star Bank Tax Free Fund,                                              23,110
               (Cost $23,110)                                                   ---------


   TOTAL INVESTMENTS
      (Cost $1,463,284)                                                 99.13% $1,467,745

   Other assets in excess of liabilities                                 0.87%     12,922
                                                                       ------------------
   NET ASSETS                                                          100.00% $1,480,667
                                                                       ==================


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                            STATEMENT OF INVESTMENTS
                                INCOME PORTFOLIO
                                  June 30, 1998
                                   (Unaudited)


 FACE                                                              BOND RATING
 AMOUNT                                                            MOODY'S/S&P     MARKET VALUE
 ------                                                            -----------     ------------
         CERTIFICATES OF PARTICIPATION  0.82%
         -----------------------------  -----
$ 15,000 El Paso County, School District 38,
         6.90%, 12/01/13                                           Aaa/AAA           $ 15,760
                                                                                   ----------
 TOTAL CERTIFICATES OF
 PARTICIPATION
    (Cost $15,760)                                                                     15,760
                                                                                   ----------

         GENERAL OBLIGATION 7.88%
         ------------------------
  50,000 El Paso County, School District 11,
          7.10%, 12/01/18                                           Aaa/AAA            60,985
  50,000 Interstate South Metro District,
          6.00%, 12/01/20                                            NR/A+             52,919
  35,000 Thornton, Revenue Ref.
          6.00%, 12/01/15                                           Aaa/AAA            36,916
                                                                                   ----------
 TOTAL GENERAL OBLIGATION
    (Cost $151,113)                                                                   150,820
                                                                                   ----------

         ESCROWED IN U.S. GOVERNMENT SECURITIES 7.38%
         --------------------------------------------
   5,000 Adams County, Building Auth.,
         Zero Coupon, 08/15/12                                     NR/AAA               2,517
         Colorado Health Facilities, Retirement
 110,000 Zero Coupon, 07/15/20                                     NR/AAA              32,912
  85,000 Zero Coupon, 07/15/22                                     AAA/AAA             22,794
 180,000 Zero Coupon, 07/15/24                                     NR/AAA              43,265
  35,000 Platte River Power Authority,
         6.00%, 06/01/18                                           NR/AAA              39,871
                                                                                   ----------
 TOTAL ESCROWED IN U.S.
 GOVERNMENT SECURITIES
    (Cost $144,185)                                                                   141,359
                                                                                   ----------


         REVENUE BONDS  83.18%
         ---------------------
         EDUCATION 25.10%
         ---------------------
 205,000 Colorado Postsecondary Educational Facilities,
         6.00%, 03/01/16                                           A2/AAA             219,694
 250,000 University of Northern Colorado, Aux Facilities,
         5.60%, 06/01/24                                           Aaa/AAA            260,768
                                                                                   ----------
                                                                                      480,462
                                                                                   ----------
         HOSPITALS  12.05%
         -----------------
  25,000 Colorado Springs Hospital,
         5.70%, 12/15/08                                           Aaa/AAA             27,249
  40,000 Colorado Health Facilities, Catholic Health
         5.125%, 12/01/17                                          Aa2/AA              40,067
  20,000 Colorado Health Facilities, Cleo Wallace
         7.00%, 08/01/15                                            NR/NR              20,995




  20,000 Colorado Health Facs Auth, Lutheran Medical,
         7.25%, 10/01/14                                            A1/A+              21,110
 125,000 Colorado Health Facilities, Sisters of Charity
         5.00%, 12/01/25                                           Aaa/AAA            121,275
                                                                                   ----------
                                                                                      230,696
                                                                                   ----------
         HOUSING  6.33%
         --------------
  75,000 Adams County, Housing Authority Mtg.,
         5.80%, 12/01/22                                            NR/A               78,178
         Colorado Housing Finance Authority, SF Housing,
  30,000 Zero Coupon, 09/01/10                                     Aa1/NR              12,053
  30,000 5.60%, 11/01/16                                           Aa1/AA+             30,846
                                                                                   ----------
                                                                                      121,077
                                                                                   ----------
         TRANSPORTATION  8.17%
         ---------------------
 150,000 Denver City & County Airport,
         5.875%, 11/15/16                                          Aaa/AAA            156,431
                                                                                   ----------
         UTILITY  31.53%
         ---------------
         Colorado Springs Utilities,
  25,000 6.50%, 11/15/15                                           Aa2/AA              27,192
 145,000 5.10%, 11/15/17                                           Aa2/AA             145,030
  25,000 6.00%, 11/15/18                                           Aa2/AA              26,427
 100,000 6.125%, 11/15/20                                          Aa2/AA             106,117
         Colorado Water Resources & Power Dev. Auth,
  60,000 6.375%, 11/01/15                                          Aaa/AAA             65,524
 180,000 5.00%, 09/01/19                                           Aaa/AAA            177,329
  50,000 Upper Eagle Regal Water Authority,
         6.70%, 12/01/18                                            NR/NR              55,981
                                                                                   ----------
                                                                                      603,600
                                                                                   ----------
 TOTAL REVENUE BONDS
    (Cost $1,583,017)                                                               1,592,266
                                                                                   ----------
         MUTUAL FUNDS 0.36%
         ------------------
   6,908 Star Bank Tax Free Fund,
           (Cost $ 6,908)                                                               6,908
                                                                                   ----------

 TOTAL INVESTMENTS
    (Cost $1,900,983)                                                 99.62%       $1,907,113

 Other assets in excess of liabilities                                 0.38%            7,204
                                                                     -------       ----------

 NET ASSETS                                                          100.00%       $1,914,317
                                                                     =======       ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX-EXEMPT BOND FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1998
                                   (Unaudited)
--------------------------------------------------------------------------------

                                                            SHORT/
                                                         INTERMEDIATE    INCOME
                                                          PORTFOLIO    PORTFOLIO
                                                        ------------------------
ASSETS:
Investments in securities, at value (Cost $1,463,284
   and $1,900,983, respectively) (Note 6)                $1,467,745   $1,907,113
Prepaid insurance                                             4,990        4,990
Service deposit                                               3,000        3,000
Interest receivable                                          18,583       15,022
                                                         -----------------------
     TOTAL ASSETS                                         1,494,318    1,930,125
                                                         -----------------------


LIABILITIES:
Payable for dividends declared                                2,614        3,713
Payable to advisor                                            8,111        9,156
Accrued expenses                                              2,926        2,939
                                                         -----------------------
      TOTAL LIABILITIES                                      13,651       15,808
                                                         -----------------------

NET ASSETS                                               $1,480,667   $1,914,317
                                                         =======================

NET ASSETS CONSIST OF:
Capital stock, $.001 par value;  limited
      shares authorized; 145,992 and 188,311
      shares outstanding, respectively (Note 5)          $      146   $      188
Additional paid in capital                                1,473,918    1,905,955
Undistributed net investment income                               0            0
Accumulated undistributed net realized
      gain from security transactions                         2,142        2,044
Net unrealized appreciation
      of investments                                          4,461        6,130
                                                         -----------------------

NET ASSETS                                               $1,480,667   $1,914,317
                                                         =======================

Net asset value, redemption and offering price
     per share ($1,480,667/145,992 and $1,914,317/
     188,311 shares of capital stock outstanding,
      respectively) (Note 5)                             $    10.14   $    10.17
                                                        ========================




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                             STATEMENT OF OPERATIONS
                            For the six months ended
                                  June 30, 1998
                                   (Unaudited)
--------------------------------------------------------------------------------

                                                           SHORT
                                                        INTERMEDIATE    INCOME
                                                         PORTFOLIO     PORTFOLIO
                                                       -------------------------
INVESTMENT INCOME:

Interest                                                  $ 17,313     $ 31,736
                                                          ---------------------
     TOTAL INCOME                                           17,313       31,736
                                                          ---------------------


EXPENSES:
Investment advisory fee (Note 3)                               794        1,342
Distribution fee (Note 4)                                      863        1,459
Administrative fee (Note 3)                                  8,563        8,956
Transfer agent fee (Note 3)                                  4,120        4,159
Audit fee                                                    2,246        2,246
Custody fee                                                  3,775        3,775
Directors fees and expenses                                  1,500        1,500
Registration                                                    63           63
Legal fee                                                    6,329        6,329
Insurance expense                                            2,507        2,507
Other                                                     ---------------------
     TOTAL EXPENSES                                         30,835       32,411
                                                          ---------------------
Less:  Expense reimbursement from advisor (Note 3)         (28,488)     (28,443)
                                                          ---------------------

     NET EXPENSES                                            2,347        3,968
                                                          ---------------------


     NET INVESTMENT INCOME                                  14,966       27,768
                                                          ---------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     (Note 2)
Net realized gain on investments                             2,142        2,044
Unrealized appreciation of investments
    for the period                                           4,300        2,141

                                                          ---------------------
NET GAIN ON INVESTMENTS                                      6,442        4,185
                                                          ---------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                $ 21,408     $ 31,953
                                                          =====================




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

        COLORADO DOUBLE TAX EXEMPT BOND FUNDS INC., STATEMENT OF CHANGES

--------------------------------------------------------------------------------

                                                                  FOR THE PERIOD                 FOR THE PERIOD
                                                 FOR THE SIX      APRIL 17,1997    FOR THE SIX    APRIL 17,1997
                                                MONTHS ENDED     (CAPITALIZATION)  MONTHS ENDED (CAPITALIZATION)
                                                JUNE 30, 1998           TO        JUNE 30, 1998       TO
                                                 (UNAUDITED)     DECEMBER 31,1997  (UNAUDITED)  DECEMBER 31,1997
----------------------------------------------------------------------------------------------------------------
                                                SHORT/INTERMEDIATE PORTFOLIO          INCOME PORTFOLIO



INCREASE IN NET ASSETS FROM OPERATIONS:


Net investment income                             $    14,966    $       335    $    27,768    $     1,598
Net realized gain on investments                        2,142              0          2,044            298
Unrealized appreciation for the period                  4,300            161          2,141          3,989
                                                  --------------------------    --------------------------
Net increase in net assets
     from operations                                   21,408            496         31,953          5,885
                                                  --------------------------    --------------------------

DISTRIBUTIONS PAID TO SHAREHOLDERS:

From net investment income($.23, $.07 and $.24,
     $.08 per share, respectively)                    (14,966)          (335)       (27,768)        (1,598)
From net realized gains                                     0              0           (298)             0

CAPITAL SHARE TRANSACTIONS (NOTE 5)                 1,423,319         50,745      1,590,180        315,963
                                                  --------------------------    --------------------------

     TOTAL INCREASE IN NET ASSETS                   1,429,761         50,906      1,594,067        320,250
                                                  --------------------------    --------------------------

NET ASSETS:
Beginning of period                                    50,906              0        320,250              0
                                                  --------------------------    --------------------------
End of period                                     $ 1,480,667    $    50,906    $ 1,914,317    $   320,250
                                                  ==========================    ==========================



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                          SHORT INTERMEDIATE PORTFOLIO
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)


                                                                             For the period
                                                      For the six            October 28, 1997
                                                      Months ended     (Commencement of operations)
                                                      June 30,1998                   to
                                                      (Unaudited)             December 31,1997

NET ASSET VALUE, BEGINNING OF PERIOD                $      10.03               $   10.00
                                                    ---------------    -----------------------------
Income from investment operations:
     Net investment income                                  0.23                    0.07
     Net realized and unrealized gain
     on investments                                         0.11                    0.03
                                                    ---------------    -----------------------------

    TOTAL FROM INVESTMENT OPERATIONS                        0.34                    0.10
                                                    ---------------    -----------------------------
Less distributions:
      Dividends from net investment income                 (0.23)                  (0.07)
      Dividends from net realized gains                     0.00                    0.00

                                                    ---------------    -----------------------------
TOTAL DISTRIBUTIONS                                        (0.23)                  (0.07)

                                                    ---------------    -----------------------------
NET ASSET VALUE, END OF PERIOD                      $      10.14               $   10.03
                                                    ===============    =============================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................      1,481                      51
Ratio of expenses to average net assets .............      8.93%      #           84.89%  **
Ratio of expenses to average net assets,
     after reimbursement ............................      0.68%      #            0.68%  **
Ratio of net investment income (loss) to average
     net assets .....................................    (3.92)%      #         (80.44)%  **
Ratio of net investment income (loss) to average
     net assets, after reimbursement ................      4.34%      #            3.77%  **
Portfolio turnover rate .............................    114.05%                   0.00%

Total return * ......................................      7.08%      #            5.64%  **

*  Based on net asset value per share
** The Portfolio was capitalized on April 17, 1997,with $50,000 representing 5,000 shares at a net asset value per share of $10.00. The initial public offering was made on November 3, 1997, at which time the net asset value per share was $10.00. Ratios for this initial period of operations are annualized. # Annualized


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.
                                INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout the period)

                                                                         For the period
                                                    For the six          October 28, 1997
                                                    Months ended    (Commencement of operations)
                                                   June 30, 1998                to
                                                    (Unaudited)         December 31, 1997


NET ASSET VALUE, BEGINNING OF PERIOD              $      10.12            $      10.00
                                                  ---------------    -----------------------------

Income from investment operations:
     Net investment income                                0.24                    0.09
     Net realized and unrealized gain
     on investments                                       0.05                    0.12
                                                 ---------------    -----------------------------

    TOTAL FROM INVESTMENT OPERATIONS                      0.29                    0.21
                                                 ---------------    -----------------------------

Less distributions:
      Dividends from net investment income               (0.24)                  (0.09)
      Dividends from net realized gains                   0.00                    0.00

                                                 ---------------    -----------------------------
TOTAL DISTRIBUTIONS                                      (0.24)                  (0.09)

                                                 ---------------    -----------------------------
NET ASSET VALUE, END OF PERIOD                    $      10.17            $      10.12
                                                 ===============    =============================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........         1,914                     320
Ratio of expenses to average net assets ........         5.55%    #             24.20% **
Ratio of expenses to average net assets,
     after reimbursement .......................         0.68%    #              0.68% **
Ratio of net investment income (loss) to average
     net assets ................................       (0.12)%    #           (18.48)% **
Ratio of net investment income (loss) to average
     net assets, after reimbursement ...........         4.76%    #              5.03% **
Portfolio turnover rate ........................        55.09%                  25.64%

Total return * .................................         5.97%    #             12.21% **

*  Based on net asset value per share
**The Portfolio was capitalized on April 17, 1997, with $50,000 representing 5,000 shares at a net asset value per share of $10.00. The initial public offering was made on November 3, 1997, at which time the net asset value per share was $10.00.
Ratios for this initial period of operations are annualized.
# Annualized

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1998
                                   (UNAUDITED)


NOTE 1.   ORGANIZATION

     The Colorado Double Tax Exempt Bond Fund (the "Fund") was organized as a Maryland Corporation, on August 29, 1996, and commenced operations on October 28, 1997. The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open end management investment company. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares are initially authorized as Class A shares which constitute the Short-Intermediate Portfolio and 20,000,000 shares are initially authorized as Class B Shares which constitute the Income Portfolio. The Fund was formed to provide Colorado investors with as high a level of tax exempt income exempt from Federal and Colorado state income taxes as is consistent with the maturities of the portfolio selected, with a greater degree of principal stability than is associated with funds or trusts invested exclusively in long-term municipal bonds.

NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
          SECURITIES VALUATIONS- Portfolio securities are valued at the last reported sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares.
          FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.
          DIVIDENDS AND DISTRIBUTIONS- The Fund accrues dividends daily and distributes monthly all of its net investment income. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.
          ORGANIZATION EXPENSES- During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Fund incurred organization expenses of $38,656. The Adviser has elected to incur these expenses.
          OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Interest income is recorded on an accrual basis.
          USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1998
                                   (UNAUDITED)


NOTE 3.   INVESTMENT ADVISORY, ADMINISTRATION AND CUSTODIAL AGREEMENTS

     The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between the Fund and Funds Management Corporation (the "Manager") and subject to the authority of the Board of Directors, the Manager manages the investments of the Fund and is responsible for the overall management of the business affairs of the Fund.
     Under the terms of the Management Agreement, the Fund has agreed to pay the manager a base monthly management fee at the annual rate of .23%, of the Fund's average daily net assets.
     All expenses incurred in the operation of the Fund will be borne by the Fund, except to the extent specifically assumed by the Manager. The expenses to be borne by the Fund will include: taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors or employees of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Fund's Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses. The Manager has agreed to reimburse the Fund for its expenses to the extent that they ever exceed .68% (including the Advisor's fee) of the average annual net assets of the Fund. The Manager is a wholly owned subsidiary of Isaak Bond Investments, Inc. ("The Principal Underwriter"). The Principal Underwriter is owned by certain Officers and Directors of the Fund.

     For the six months ended June 30, 1998, the Manager earned advisory fees of $2,136. The Manager earned $794 from the Short-Intermediate Portfolio, and $1,342 from the Income Portfolio, respectively. The Manager reimbursed the Fund $56,931 in expenses. The Manager reimbursed the Short-Intermediate Portfolio $28,488, and reimbursed the Income Portfolio $28,443, respectively.

     The Fund has agreements with American Data Services, Inc. (the "Administrator") to provide shareholder servicing, fund accounting and administrative services to the Fund. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records, preparation of reports, supervision of the Fund's arrangement with its custodian and assistance in the preparation of the Fund's registration statement under federal and state laws. Costs incurred totaled $25,798, $12,683 for the Short-Intermediate Portfolio, and $13,115 for the Income Portfolio respectively, for the six months ended June 30, 1998. The agreements provide for minimum fees of $3,000 per portfolio plus expenses and transactional charges. The agreements provide for discounts to the Fund during the first eight months of the Fund's operations or until average daily net assets exceed specified levels. The Fund is required to maintain a $3,000 per portfolio deposit with the Administrator.

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1998
                                   (UNAUDITED)


NOTE 3.  INVESTMENT ADVISORY, ADMINISTRATION AND CUSTODIAL AGREEMENTS
(CONTINUED)

     The Fund's custody agreements with a bank provides for fees on a transactional basis plus expenses. The minimum monthly fee per portfolio is $400 per month.


NOTE 4. DISTRIBUTION AGREEMENT

     Under a plan adopted by the Fund's Board of Directors pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund pays the Manager for each of the Fund's portfolios, a shareholder servicing and distribution fee at the annual rate of .25% of the average daily net assets of the Fund. Such fee will be used in it's entirety by the Manager to make payments to reimburse distributors or others for all expenses incurred by distributors or others in the promotion and distribution of the Fund's shares. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of prepaying and distributing sales literature and related expenses, including a prorated portion of distributors' overhead expenses attributable to the distribution of Fund shares, as well as any distribution or service fees paid to securities broker-dealers or their firms or others who have executed a servicing agreement with the Fund, distributors or their affiliates. The fees paid to the Manager under the Plan are in addition to the fees payable under the Management Agreement and are payable without regard to actual expenses incurred. For the six months ended June 30, 1998, the amount paid or accrued for such expenses was $2,322.

NOTE 5. CAPITAL SHARE TRANSACTIONS

     As of June 30, 1998 there was an authorized number of $.001 par value shares of capital stock authorized for the Fund. The Fund is authorized to issue 100,000,000 shares of capital stock, par value of $.001 per share, of which 40,000,000 shares were initially authorized as Class A Shares which constitute the Short- Intermediate Portfolio and 20,000,000 shares were initially authorized as Class B Shares which constitute the Income Portfolio. The Board of Directors is authorized to assign any of the 40,000,000 unassigned shares of the Fund to a portfolio. Transactions in capital stock were as follows:

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1998
                                   (UNAUDITED)

NOTE 5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)

SHORT-INTERMEDIATE PORTFOLIO


                                          FOR THE SIX             FOR THE PERIOD
                                          MONTHS ENDED            APRIL 17, 1997
                                                                 (CAPITALIZATION)
                                                                        TO
                                          JUNE 30, 1998          DECEMBER 31, 1997

                                       SHARES     AMOUNT          SHARES     AMOUNT
-----------------------------------------------------------------------------------
Shares sold                           139,690   $1,410,878        5,050   $   50,500

Shares is sued for reinvestment
   of dividends and distribution        1,227       12,441           24          245

Shares redeemed                             0            0            0            0
                                   ----------   ----------   ----------   ----------

Net increase                          140,917   $1,423,319        5,074   $   50,745
                                   ==========   ==========   ==========   ==========






INCOME PORTFOLIO

                                               FOR THE SIX           FOR THE PERIOD
                                               MONTHS ENDED          APRIL 17, 1997
                                                                     (CAPITALIZATION)
                                                                           TO
                                              JUNE 30, 1998         DECEMBER 31, 1997

                                        SHARES       AMOUNT           SHARES      AMOUNT
------------------------------------------------------------------------------------------
Shares sold                            155,472    $ 1,578,038         31,558   $   315,000

Shares is sued for reinvestment
   of dividends and distribution         1,688         17,142             95           963

Shares redeemed                           (502)        (5,000)             0             0
                                  ------------    -----------    -----------   -----------

Net increase                           156,658    $ 1,590,180         31,653   $   315,963
                                   ===========    ===========    ===========   ===========

                   COLORADO DOUBLE TAX EXEMPT BOND FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1998
                                   (UNAUDITED)


NOTE 6. INVESTMENTS
     For the six months ended June 30, 1998, purchases and sales of investment securities, other than short-term investments, were as follows. The Short-Intermediate Portfolio aggregated $2,165,964 and $776,794, respectively. The gross unrealized appreciation for all securities totaled $5,970 and the gross unrealized depreciation for all securities totaled $1,509 for a net unrealized appreciation of $4,461. The aggregate cost of securities for federal income tax purposes at June 30, 1998 was $1,463,284. Purchases and sales of the Income Portfolio aggregated $2,243,058 and $648,770, respectively. The gross unrealized appreciation for all securities totaled $13,812 and the gross unrealized depreciation for all securities totaled $7,682 for a net unrealized appreciation of $6,130. The aggregate cost of securities for federal income tax purposes at June 30, 1998 was $1,900,983.